PERSONNEL - Summary of Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number And Average Number Of Employees [Line Items]
Average number of employees	451	346	186
Executive director
Number And Average Number Of Employees [Line Items]
Average number of employees	1	1	1
Non-executive directors
Number And Average Number Of Employees [Line Items]
Average number of employees	6	6	6
Sales and marketing employees
Number And Average Number Of Employees [Line Items]
Average number of employees	284	191	96
Technology employees
Number And Average Number Of Employees [Line Items]
Average number of employees	105	91	58
General and administrative employees
Number And Average Number Of Employees [Line Items]
Average number of employees	55	57	25